ACCRUED INTEREST (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accrued Interest Tables
Schedule of accrued interest

The Company’s accrued interest consisted of the following:

	March 31, 2018	December 31, 2017
Accrued Interest
Power Up Lending Group	$2,756	$665
Note payable related party	35,365	32,597
Total Accrued Interest	$38,121	$33,262

	December 31, 2017	December 31, 2016
Convertible notes payable:	$66,000	$-0-
Debt discount	(49,134)
Convertible notes payable net of debt discount	$16,866	$-0-

Accrued interest	665	-0-

Current portion of convertible note payable and interest	$17,531	$-0-